Inventory (Tables)	12 Months Ended
Aug. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
	August 31 2020 $	August 31 2019 $
Raw materials	51,404	45,068
Work in progress	15,705	—
Finished goods	49,762	82,328
	116,871	127,396